                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21024

Active Assets Institutional Government Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison

1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2004

Date of reporting period: December 31, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets Institutional Government Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended December 31, 2003

MARKET CONDITIONS


The Federal Open Market Committee (the "Fed") lowered its target rate for federal funds to 1.00 percent, a 45-year low, on June 25, 2003. It maintained that target throughout the second half of the year to encourage a faster pace of economic activity. By the second half of the year the combination of this highly accommodative monetary posture and stimulative fiscal policies in the form of tax cuts appeared to begin to have an effect, with many companies reporting improved second-half earnings and the third-quarter GDP increasing to 8.2 percent. The Fed's sustained emphasis on low interest rates had a marked impact on money market fund yields, which reached record low levels during the period.

PERFORMANCE ANALYSIS


As of December 31, 2003, Active Assets Institutional Government Securities Trust had net assets of more than $263 million and the average maturity of the Fund's portfolio was 36 days. For the six-month period ended December 31, 2003, the Fund returned
0.49 percent. For the seven-day period ended December 31, 2003, the Fund provided an effective annualized yield and a current yield both of 0.95 percent, while its 30-day moving average yield for December was 0.98 percent. Past performance is no guarantee of future results.

Our strategy in managing the Fund remained consistent with our long-term focus on maintaining preservation of capital and very high liquidity.* As always, we adhered to a conservative approach that avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates. On December 31, 2003, approximately 80 percent of the Fund's portfolio was invested in federal agency obligations, 6 percent in U.S. Treasury obligations and the remaining 14 percent in an overnight repurchase agreement. At the end of the fiscal period, approximately 97 percent of the Fund's holdings were due to mature in less than four months.

----------------------------------------------------
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

   PORTFOLIO COMPOSITION
   U.S. Government Agencies                            79.8%
   Repurchase Agreement                                14.1
   U.S. Treasury Bills                                  6.1

   MATURITY SCHEDULE
     1-30 Days                                         62.8%
    31-60 Days                                         13.7
    61-90 Days                                         13.3
    91-120 Days                                         6.8
   121+ Days                                            3.4

Subject to change daily. All percentages are as a percentage of total investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY


1) THE FUND INVESTS AT LEAST 80% OF ITS ASSETS IN HIGH QUALITY, SHORT-TERM U.S. TREASURY GOVERNMENT SECURITIES.

2) IN SELECTING INVESTMENTS, THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

Active Assets Institutional Government Securities Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003 (UNAUDITED)

                                                                          ANNUALIZED
PRINCIPAL                           DESCRIPTION                              YIELD
AMOUNT IN                               AND                               ON DATE OF
THOUSANDS                          MATURITY DATES                          PURCHASE         VALUE
-----------------------------------------------------------------------------------------------------
            U.S. Government Agencies (79.8%)
$ 19,000    Federal Farm Credit Banks
              01/15/04 - 08/02/04.......................................  0.98 - 1.28%  $ 18,964,752
 136,300    Federal Home Loan Banks
              01/02/04 - 03/19/04.......................................  0.97 - 1.07    136,174,021
  41,000    Federal National Mortgage Assoc.
              01/14/04 - 06/02/04.......................................  1.05 - 1.10     40,918,536
   7,000    Freddie Mac
              03/11/04 - 04/22/04.......................................  1.07 - 1.12      6,981,475
   7,000    Student Loan Marketing Assoc.
              01/06/04..................................................     0.98          6,999,238
                                                                                        ------------
            Total U.S. Government Agencies (Cost $210,038,022).......................    210,038,022
                                                                                        ------------
            U.S. Government Obligations (6.1%)
  16,000    U.S. Treasury Bills
              01/02/04 - 01/15/04
              (Cost $15,998,519)........................................  0.82 - 0.94     15,998,519
                                                                                        ------------
            Repurchase Agreement (14.1%)
  37,075    Goldman, Sachs & Co.
              due 01/02/04 (dated 12/31/03; proceeds $37,077,101) (a)
              (Cost $37,075,000)........................................     1.02         37,075,000
                                                                                        ------------

            Total Investments (Cost $263,111,541) (b)......................   100.0%           263,111,541

            Liabilities in Excess of Other Assets..........................    (0.0)               (24,361)
                                                                              -----           ------------
            Net Assets.....................................................   100.0%          $263,087,180
                                                                              =====           ============

---------------------

(a)  Collateralized by Freddie Mac 5.00% - 6.00% due 02/01/22 - 11/01/33 valued at $37,816,500.
(b)  Cost is the same for federal income tax purposes.

4
                       See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2003 (unaudited)

Assets:
Investments in securities, at value (including a repurchase
  agreement of $37,075,000)
  (cost $263,111,541).......................................  $263,111,541
Cash........................................................         2,246
Interest receivable.........................................         2,101
Receivable from affiliate...................................        31,824
                                                              ------------
    Total Assets............................................   263,147,712
                                                              ------------
Liabilities:
Dividends payable to shareholders...........................        13,910
Accrued expenses............................................        46,622
                                                              ------------
    Total Liabilities.......................................        60,532
                                                              ------------
    Net Assets..............................................  $263,087,180
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $263,084,179
Accumulated undistributed net investment income.............         3,001
                                                              ------------
    Net Assets..............................................  $263,087,180
                                                              ============
Net Asset Value Per Share,
263,087,180 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $1.00
                                                                     =====

                                                                               5
                       See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2003 (unaudited)

Net Investment Income:
Interest Income.............................................  $1,194,569
                                                              ----------
Expenses
Investment management fee...................................     172,157
Offering costs..............................................      25,473
Professional fees...........................................      24,464
Registration fees...........................................      17,552
Custodian fees..............................................      10,562
Shareholder reports and notices.............................      10,456
Transfer agent fees and expenses............................         258
Other.......................................................       1,716
                                                              ----------
    Total Expenses..........................................     262,638

Less: amounts waived/reimbursed.............................    (185,492)
                                                              ----------
    Net Expenses............................................      77,146
                                                              ----------
Net Investment Income.......................................  $1,117,423
                                                              ==========

6
                       See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                                   FOR THE PERIOD
                                                                 FOR THE SIX      NOVEMBER 4, 2002*
                                                                MONTHS ENDED           THROUGH
                                                              DECEMBER 31, 2003     JUNE 30, 2003
                                                              -----------------   -----------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $  1,117,423        $    436,493
Dividends to shareholders from net investment income........      (1,117,423)           (436,493)
Net increase from transactions in shares of beneficial
  interest..................................................     107,723,796         155,263,384
                                                                ------------        ------------
    Net Increase............................................     107,723,796         155,263,384
Net Assets:
Beginning of period.........................................     155,363,384             100,000
                                                                ------------        ------------
End of Period
(Including accumulated undistributed net investment income
of $3,001 and $3,001, respectively).........................    $263,087,180        $155,363,384
                                                                ============        ============

---------------------

 *   Commencement of operations.

                                                                               7
                       See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets Institutional Government Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on January 18, 2002 and had no operations other than those relating to organizational matters and the issuance of 100,000 shares of beneficial interest for $100,000 to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on November 4, 2002.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Offering Costs -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of $73,790, which have been reimbursed by the Fund for the full amount thereof, exclusive of amounts waived. Such expenses have been deferred and were fully amortized as of November 3, 2003.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Active Assets Institutional Government Securities Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003 (UNAUDITED) continued

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.15% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to reimburse all operating expenses and to waive the compensation provided for in its Investment Management Agreement until December 31, 2004, to the extent that such expenses and compensation on an annualized basis exceed the following net asset levels: 0.05% of the Fund's daily net assets up to $250 million; 0.10% of the Fund's daily net assets while the Fund's net assets are between $250 million and $500 million; 0.15% of the Fund's daily net assets while the Fund's net assets are between $500 million and $750 million; and 0.20% of the Fund's daily net assets once the Fund's net assets exceed $750 million. At December 31, 2003, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2003, aggregated $8,398,447,985 and $8,291,100,101, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                                   FOR THE PERIOD
                                                                 FOR THE SIX      NOVEMBER 4, 2002*
                                                                MONTHS ENDED           THROUGH
                                                              DECEMBER 31, 2003     JUNE 30, 2003
                                                              -----------------   -----------------
                                                                 (unaudited)

Shares sold.................................................      731,851,779        357,206,297
Shares issued in reinvestment of dividends..................        1,107,366            429,497
                                                               --------------       ------------
                                                                  732,959,145        357,635,794
Shares redeemed.............................................     (625,235,349)      (202,372,410)
                                                               --------------       ------------
Net increase in shares outstanding..........................      107,723,796        155,263,384
                                                               ==============       ============

---------------------

*    Commencement of operations.

Active Assets Institutional Government Securities Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003 (UNAUDITED) continued

5. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

Active Assets Institutional Government Securities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                   FOR THE PERIOD
                                                                 FOR THE SIX      NOVEMBER 4, 2002*
                                                                MONTHS ENDED           THROUGH
                                                              DECEMBER 31, 2003     JUNE 30, 2003
                                                              -----------------   -----------------
                                                                 (unaudited)

Selected Per Share Data:
Net asset value, beginning of period........................        $ 1.00              $ 1.00
                                                                    ------              ------
Net income from investment operations.......................         0.005               0.008
Less dividends from net investment income...................        (0.005)             (0.008)
                                                                    ------              ------
Net asset value, end of period..............................        $ 1.00              $ 1.00
                                                                    ======              ======
Total Return(1).............................................          0.49%               0.82%
Ratios to Average Net Assets(2)(3):
Expenses....................................................          0.07%               0.03%
Net investment income.......................................          0.97%               1.17%
Supplemental Data:
Net assets, end of period, in thousands.....................      $263,087            $155,363

---------------------

 *   Commencement of operations.
(1)  Not annualized.
(2)  Annualized.
(3)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:

                               EXPENSE         NET INVESTMENT
       PERIOD ENDED:           RATIO           INCOME RATIO
     -----------------          ----                ----
     December 31, 2003          0.23%               0.81%
     June 30, 2003              0.47                0.73

                                                                              11
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISOR

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. Fore more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS
Active Assets
Institutional
Government
Securities Trust

Semiannual Report
December 31, 2003

[MORGAN STANLEY LOGO]

13675B04-AP-2/04

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

         There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2004

                                       3